Non-controlling Interests (Details 2) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure of Non-controlling interests [Line Items]
Current assets			$ 941,007,259	$ 729,106,553
Total non-current assets			1,464,857,657	1,247,122,534
Current liabilities			645,724,245	468,749,455
Non-current liabilities			371,024,728	280,651,024
Dividends paid |	3,212,105	10,150,528
Non-controlling interests [member]
Disclosure of Non-controlling interests [Line Items]
Current assets			711,482,809	610,476,810
Total non-current assets			829,511,196	746,352,848
Current liabilities			399,409,388	337,171,241
Non-current liabilities			$ 149,602,171	$ 159,841,007